10 Investment in associate	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Investment in associate

10       Investment in associate

In connection with the corporate reorganization, described in Note 1 regarding the merger with BR Health, the Company acquired a 30% interest in UEPC, a medical school located in the Federal District, that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The following table illustrates the summarized financial information of the Company’s investment in UEPC:

December 31, 2019

Current assets	26,762
Non-current assets	77,031
Current liabilities	(29,328)
Non-current liabilities	(66,294)
Equity	8,171
Company’s share in equity – 30%	2,451
Goodwill	43,183
Carrying amount of the investment	45,634

Net revenue	85,816
Cost of services	(39,459)
General and administrative expenses	(29,476)
Finance result	(4,121)
Income before income taxes	12,760
Income taxes expenses	(2,275)
Net income for the period (March 29 to December 31, 2019)	10,485
Company’s share of profit from March 29 to June 18, 2019 (15%)	780
Company’s share of profit from June 19 to December 31, 2019 (30%)	1,582
Company’s share of profit for the period (March 29 to December 31, 2019)	2,362

December 31, 2019
Opening balance	-
Acquisition of minority interest (15%) in March 2019	24,458
Acquisition of additional minority interest (15%) in June 2019	24,457
Dividends receivable (included in Other assets)	(5,643)
Share of profit from March 29 to December 31, 2019	2,362
Closing balance	45,634

The Company tests at least annually the recoverability of the carrying amount of goodwill and there was no impairment for this goodwill.